Plan of arrangement and discontinued operations - Summary of net loss from discontinued operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
General and administrative	$ 1,490	$ 1,145	$ 1,656
Foreign exchange (gain) loss	$ (195)	$ 287	(380)
Net loss from discontinued operations			176
Discontinued operations [member]
Expenses
Exploration			239
General and administrative			19
Depreciation			4
Foreign exchange (gain) loss			(86)
Net loss from discontinued operations			$ 176